ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUALS
NOTE 9 –    ACCOUNTS PAYABLE AND ACCRUALS:

Composed as follows:

	As of December 31,
	2 0 1 7	2 0 1 6
	$ in thousand

Employees and institutions in respect of payroll (*)	111	75
Accrued Interest	116	35
Accrued expenses	58	23
	285	133
(*) See also note 11.